CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS:
Cash	$ 1,479,026	$ 107,627	$ 87,799
GST tax receivable	21,628	11,647	946
Prepaid expenses and other current assets	117,096	502,616	25,000
TOTAL CURRENT ASSETS	1,617,750	621,890	113,745
Security deposit	1,687	1,684	0
Property and equipment, net	3,678	3,494	0
TOTAL ASSETS	1,623,115	627,068	113,745
CURRENT LIABILITIES:
Accounts payable	159,323	236,466	350,004
Accrued expenses and other payables	60,627	386,311	422,326
Convertible notes and related accrued interest, net	999,089	1,794,375	272,424
Loans payable	2,300	27,558	33,909
Embedded conversion option liabilities	3,659,506	780,281	0
Warrant derivative liability	80,630	269,648	158,244
Due to directors - related parties	35,168	35,108	60,350
Loans from directors and officer - related parties	56,743	79,416	161,975
Employee benefit liability	90,602	71,421	62,827
TOTAL CURRENT LIABILITIES	5,143,988	3,680,584	1,522,059
Commitments and Contingencies (See Note 7)
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 2,000,000,000 shares authorized; 602,454,054 and 347,442,013 shares issued and outstanding as of March 31, 2016 and June 30, 2015, respectively	602,455	347,442	72,685
Additional paid-in capital	23,415,658	17,458,745	16,374,781
Accumulated other comprehensive income (loss)	(25,445)	100,968	(302,863)
Accumulated deficit	(27,518,541)	(20,965,671)	(17,552,917)
TOTAL STOCKHOLDERS' DEFICIT	(3,520,873)	(3,053,516)	(1,408,314)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,623,115	627,068	113,745
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	5,000	5,000	0
TOTAL STOCKHOLDERS' DEFICIT		5,000	0
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	$ 0	0	0
TOTAL STOCKHOLDERS' DEFICIT		$ 0	$ 0